NOTE 14: EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Common shares issued	77,847,598	77,847,598
Common shares outstanding	48,337,225	48,337,225
Fair value of share options	$ 892,417	$ 5,433
Fair value of share purchase warrants	$ 80,280	$ 0	$ 0